Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Investments [Abstract]
Schedule of short-term investment	The following table summarizes the Company’s short-term investments as of December 31, 2022 and 2021:
	December 31, 2022	December 31, 2021

Wealth management products, cost	$10,830,482	$10,034,523
Structured deposits	724,932	29,815,146
Add: Accrued interest receivable	144,986	816,948
Total short-term investments	$11,700,400	$40,666,617